Income Tax Benefits (Tables)	12 Months Ended
Mar. 31, 2025
Income Tax Benefits [Abstract]
Schedule of Deferred Components of Income Taxes

The current and deferred components of income taxes appearing in the consolidated statements of comprehensive loss are as follows:

	Year ended March 31,
	2023	2024	2025
	RMB	RMB	RMB
Current tax benefit		-	(59)
Deferred tax benefit	(171)	(171)	-
Total income tax benefits	(171)	(171)	(59)

Schedule of Deferred Tax Assets and Liabilities

The principal components of the deferred tax assets and liabilities are as follows:

	As of March 31,
	2024	2025
	RMB	RMB
Deferred income tax assets (liabilities) :
Impairment on receivables	111	505,754
Inventories	1,784	9,841
Accrued expenses and employee benefits	2,399	11,065
Net operating loss carry forwards	24,562	141,890
Total gross deferred tax assets	28,856	668,550
Less: valuation allowances	(26,457)	(668,550)
Total deferred tax assets, net of valuation allowance	2,399	-
Prepaid expenses and other current assets	(2,399)	-
Amortization & impairment of intangible asset	(125)	-
Deferred tax liabilities, net	(125)	-

Schedule of Income Tax Expenses

Reconciliation between total income tax expenses and the amount computed by applying the statutory income tax rate to income before taxes is as follows:

	Year ended March 31,
	2023	2024	2025
	%	%	%
Statutory rate in PRC	25	25	25
Effect of preferential tax treatment	(1)	(4)	-
Effect of different tax jurisdiction	(19)	(7)	-
Research and development super-deduction	2	2	-
Changes in valuation allowance	(7)	(16)	(25)
Under provision in prior year
Total income tax provision	-	-	-